SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SEGMENT INFORMATION

3.	SEGMENT INFORMATION

Under IFRS 8 (Segment Information), operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”) which, in the case of the Group, is the Managing Director of the Group. The CODM is responsible for allocating resources and assessing performance of the business. For management purposes, the Group’s operating segments are formed by the Group’s online business in Spain, Mexico, Colombia, Panama, Italy, Malta, Israel and Gibraltar.

The Managing Director measures the performance of the Group’s business by its revenue and EBITDA, which is calculated as net income/(loss), after adding back income tax benefit/(expense), interest expense, depreciation and amortization.

The Group will report financial information, both internally and externally, based on the organizational structure approved by the Managing Director of the Group. Thus, the reportable segments for these Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements are formed by the Group’s operations in Spain, Mexico and Colombia. Panama, Italy, Argentina and Codere Online Operator LTD (Malta) are grouped under “Other operations”. Codere Online Management Services LTD (Malta), Israel, United States, SEJO and Gibraltar have been grouped and reported under “Supporting”. These entities aggregated under “Supporting” segment are not operating entities (only holding companies), but entities that only provide internal support services.

The entities that have been aggregated under “Other operations” and “Supporting” have been grouped in accordance with guidance allowed under IFRS 8, Operating Segments. Based on both IFRS 8:BC30 and the diagram included in the implementation guidance accompanying IFRS 8, if two or more components of a business meet the aggregation criteria, they may be combined for external reporting purposes into a single operating segment, notwithstanding that they may individually exceed the quantitative thresholds. Additionally, the entities aggregated in the “Other operations” and “Supporting” segments all meet the following conditions: (i) aggregation is consistent with the core principle of IFRS 8, (ii) the segments have similar economic characteristics, (iii) the segments are similar in the nature of the products and services offered, (iv) the segments are similar in the nature of their production processes, (v) the segments are similar in the type or class of customer for their products and services, (vi) the segments have similar methods used to distribute their products and provide their services and (vii) the segments have a similar nature of their regulatory environment. The segments referred to above include the information related to the online business provided in each country. Inter-segment transactions are carried out on an arm’s length basis and are included in the “Eliminations” column. Information relating to other Group companies not specifically included in these segments is reported under “Other Operations”.

The following tables break down certain of the information presented in the Unaudited Interim Condensed Consolidated and Combined Carve-out Statements of Income (Loss) for the six months ended June 30, 2022 and 2021

06/30/2022	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	27,281	19,570	2,785	1,626	24,122	(24,122)	51,262
Personnel expenses	(255)	(423)	(73)	(488)	(5,204)	-	(6,443)
Depreciation and amortization	(41)	(6)	(2)	(66)	(230)	(1)	(346)
Other operating expenses	(23,912)	(31,272)	(6,393)	(3,569)	(28,714)	24,122	(69,738)
Operating expenses	(24,208)	(31,701)	(6,468)	(4,123)	(34,148)	24,121	(76,527)
OPERATING INCOME/(LOSS)	3,073	(12,131)	(3,683)	(2,497)	(10,026)	(1)	(25,265)
Finance income	101	1,672	119	176	14,438	(1,836)	14,670
Finance costs	-	(1,102)	(547)	233	(4,727)	1,700	(4,443)
Net financial results	101	570	(428)	409	9,711	(136)	10,227
NET INCOME/(LOSS) BEFORE TAX	3,174	(11,561)	(4,111)	(2,088)	(315)	(137)	(15,038)
Income tax benefit/(expense)	(272)	3	-	7	(1,462)	1	(1,723)
NET INCOME/(LOSS) FOR THE PERIOD	2,902	(11,558)	(4,111)	(2,081)	(1,777)	(136)	(16,761)
Attributable to equity holders of the Parent	2,902	(11,558)	(4,111)	(2,081)	(1,777)	(136)	(16,761)
Attributable to non-controlling interests	-	-	-	-	-	-	-

06/30/2021	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	25,641	11,549	2,048	483	19,019	(18,796)	39,944
Personnel expenses	(155)	(3)	(52)	(91)	(2,684)	-	(2,985)
Depreciation and amortization	(93)	(2)	(1)	(50)	(231)	-	(377)
Other operating expenses	(27,543)	(16,391)	(3,750)	(674)	(20,116)	18,779	(49,695)
Operating expenses	(27,791)	(16,396)	(3,803)	(815)	(23,031)	18,779	(53,057)
OPERATING INCOME/(LOSS)	(2,150)	(4,847)	(1,755)	(332)	(4,012)	(17)	(13,113)
Finance income	(2)	192	3	3	188	(251)	133
Finance costs	-	(9)	(3)	(39)	(255)	241	(65)
Net financial results	(2)	183	-	(36)	(67)	(10)	68
NET INCOME/(LOSS) BEFORE TAX	(2,152)	(4,664)	(1,755)	(368)	(4,079)	(27)	(13,045)
Income tax benefit/(expense)	181	-	-	-	(403)	-	(222)
NET INCOME/(LOSS) FOR THE PERIOD	(1,971)	(4,664)	(1,755)	(368)	(4,482)	(27)	(13,267)
Attributable to equity holders of the Parent	(1,971)	(4,664)	(1,755)	(401)	(4,482)	(27)	(13,300)
Attributable to non-controlling interests	-	-	-	33	-	-	33

The following tables break down certain of the information presented in the Unaudited Interim Condensed Consolidated and Combined Carve-out Balance Sheets as of June 30, 2022 and December 31, 2021.

06/30/2022	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	34	36	8	77	104,033	(103,612)	576
Current assets	26,476	7,631	6,296	2,822	171,503	(118,258)	96,470
Trade receivables and other current assets	13,743	811	3,302	629	14,048	(25,368)	7,165
Current financial assets	7,108	1,230	1,231	903	87,154	(92,842)	4,784
Cash and cash equivalents	5,625	5,590	1,763	1,290	70,301	(48)	84,521
Total Assets	26,510	7,667	6,304	2,899	275,536	(221,870)	97,046
EQUITY	17,184	(29,437)	(8,278)	(2,547)	179,445	(104,686)	51,681
NON-CURRENT LIABILITIES	-	-	-	-	2,939	-	2,939
Borrowings	-				1,920		1,920
Deferred Tax Liability	-	-	-	-	1,019	-	1,019
CURRENT LIABILITIES	9,326	37,104	14,582	5,446	93,152	(117,184)	42,426
Borrowings	476	25,144	9,945	2,089	76,126	(109,790)	3,990
Trade payables and other current liabilities	8,850	11,960	4,637	3,357	17,026	(7,394)	38,436
Total EQUITY AND LIABILITIES	26,510	7,667	6,304	2,899	275,536	(221,870)	97,046

12/31/2021	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	73	29	9	107	97,854	(97,466)	606
Current assets	23,831	5,392	3,715	1,919	161,851	(92,039)	104,669
Trade receivables and other current assets	13,353	1,734	1,337	559	37,720	(48,841)	5,862
Current financial assets	7,022	1,084	798	329	37,833	(43,167)	3,899
Cash and cash equivalents	3,456	2,574	1,580	1,031	86,298	(31)	94,908
Total Assets	23,904	5,421	3,724	2,026	259,705	(189,505)	105,275
EQUITY	14,259	(15,494)	(3,990)	(799)	172,734	(98,556)	68,154
NON-CURRENT LIABILITIES	-	-	-	-	5,513	-	5,513
CURRENT LIABILITIES	9,645	20,915	7,714	2,825	81,458	(90,949)	31,608
Lease obligations	-	-	-	-	-	-	-
Provisions	-	-	-	-	-	-	-
Borrowings	1,776	1,209	2,077	577	62,647	(65,302)	2,984
Trade payables and other current liabilities	7,869	19,706	5,637	2,248	18,811	(25,647)	28,624
Total EQUITY AND LIABILITIES	23,904	5,421	3,724	2,026	259,705	(189,505)	105,275

The Group does not have any customers that individually account for 10% or more of its interest and income for the six months ended June 30, 2022 and 2021.

4.	SEGMENT INFORMATION

Under IFRS 8 (Segment Information), operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”) which, in the case of the Group, is the Managing Director of the Group. The CODM is responsible for allocating resources and assessing performance of the business. For management purposes, the Group’s operating segments are formed by the Group’s online business in Spain, Mexico, Colombia, Panama, Italy, Malta, Israel and Gibraltar.

The Managing Director measures the performance of the Group’s business by its revenue and EBITDA, which is calculated as net income/(loss), after adding back income tax benefit/(expense), interest expense, depreciation and amortization.

The Group will report financial information, both internally and externally, based on the organizational structure approved by the Managing Director of the Group. Thus, the reportable segments for the 2021 consolidated and combined carve-out financial statements are formed by the Group’s operations in Spain, Mexico and Colombia. Panama, Italy, Argentina and Codere Online Operator LTD (Malta) are grouped under “Other operations”. Codere Online Management Services LTD (Malta), Israel, United States, SEJO and Gibraltar have been grouped and reported under “Supporting”. These entities aggregated under “Supporting” segment are not operating entities (only holding companies) to entities that only provide internal support services.

The entities that have been aggregated under “Other operations” and “Supporting” have been grouped in accordance with guidance allowed under IFRS 8, Operating Segments. Based on both IFRS 8:BC30 and the diagram included in the implementation guidance accompanying IFRS 8, if two or more components of a business meet the aggregation criteria, they may be combined for external reporting purposes into a single operating segment, notwithstanding that they may individually exceed the quantitative thresholds. Additionally, the entities aggregated in the “Other operations” and “Supporting” segments all meet the following conditions: (i) aggregation is consistent with the core principle of IFRS 8, (ii) the segments have similar economic characteristics, (iii) the segments are similar in the nature of the products and services offered, (iv) the segments are similar in the nature of their production processes, (v) the segments are similar in the type or class of customer for their products and services, (vi) the segments have similar methods used to distribute their products and provide their services and (vii) the segments have a similar nature of their regulatory environment. The segments referred to above include the information related to the online business provided in each country. Inter-segment transactions are carried out on an arm’s length basis and are included in the “Eliminations” column. Information relating to other Group companies not specifically included in these segments is reported under “Other Operations”.

The following tables break down certain of the information presented in the consolidated and combined carve-out income statement for the years ended December 31, 2021, 2020 and 2019 by the Group’s operating segments (amounts expressed in thousands of euros).

12/31/2021	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	49,753	24,908	3,976	989	39,547	(38,920)	80,253
Personnel expenses	(359)	(407)	(95)	(283)	(5,934)	(2)	(7,080)
Depreciation and amortization	(150)	(7)	(3)	(100)	(462)	1	(721)
Other operating expenses (*)	(47,947)	(36,812)	(7,853)	(2,314)	(51,615)	3,060	(143,481)
Operating expenses	(48,456)	(37,226)	(7,951)	(2,697)	(58,011)	3,059	(151,282)
OPERATING INCOME/(LOSS)	1,297	(12,318)	(3,975)	(1,708)	(18,464)	(35,861)	(71,029)
Finance income	(5)	242	4	32	14,437	(10,167)	4,543
Finance costs	-	(7)	(28)	(2)	(10,649)	10,125	(561)
Net financial results	(5)	235	(24)	30	3,788	(42)	3,982
NET INCOME/(LOSS) BEFORE TAX	1,292	(12,083)	(3,999)	(1,678)	(14,676)	(35,903)	(67,047)
Income tax benefit/(expense)	(68)	-	-	(7)	(891)	-	(966)
NET INCOME/(LOSS) FOR THE YEAR	1,224	(12,083)	(3,999)	(1,685)	(15,567)	(35,903)	(68,013)
Attributable to equity holders of the Parent	1,224	(12,083)	(3,999)	(1,685)	(15,567)	(35,957)	(68,067)
Attributable to non-controlling interests	-	-	-	-	-	54	54

*	Include the transaction costs of the Business Combination as described in Note 2.

12/31/2020	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	48,279	18,422	2,355	329	31,046	(29,934)	70,497
Personnel expenses	(275)	(18)	(108)	(174)	(4,582)	-	(5,157)
Depreciation and amortization	(470)	(1)	(2)	(3)	(456)	-	(932)
Other operating expenses	(43,230)	(26,277)	(3,497)	(289)	(35,298)	29,934	(78,657)
Operating expenses	(43,975)	(26,296)	(3,607)	(466)	(40,336)	29,934	(84,746)
OPERATING INCOME/(LOSS)	4,304	(7,874)	(1,252)	(137)	(9,290)	-	(14,249)
Finance income	-	-	-	-	602	(434)	168
Finance costs	(332)	7	-	(101)	(696)	434	(688)
Net financial results	(332)	7	-	(101)	(94)	-	(520)
NET INCOME/(LOSS) BEFORE TAX	3,972	(7,867)	(1,252)	(238)	(9,384)	-	(14,769)
Income tax benefit/(expense)	(1,077)	-	-	118	(551)	-	(1,510)
NET INCOME/(LOSS) FOR THE YEAR	2,895	(7,867)	(1,252)	(120)	(9,935)	-	(16,279)
Attributable to equity holders of the Parent	2,895	(7,867)	(1,252)	(115)	(9,935)	-	(16,274)
Attributable to non-controlling interests	-	-	-	(5)	-	-	(5)

12/31/2019	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	44,058	15,222	1,505	731	27,743	(27,676)	61,583
Personnel expenses	(234)	(6)	(79)	-	(4,783)	-	(5,102)
Depreciation and amortization	(746)	(1)	-	-	(446)	-	(1,193)
Other operating expenses	(44,125)	(21,754)	(3,909)	(550)	(28,503)	27,676	(71,165)
Operating expenses	(45,105)	(21,761)	(3,988)	(550)	(33,732)	27,676	(77,460)
OPERATING INCOME/(LOSS)	(1,047)	(6,539)	(2,483)	181	(5,989)	-	(15,877)
Finance income	-	-	-	-	232	(232)	-
Finance costs	(3)	-	-	(126)	(372)	232	(269)
Net financial results	(3)	-	-	(126)	(140)	-	(269)
NET INCOME/(LOSS) BEFORE TAX	(1,050)	(6,539)	(2,483)	55	(6,129)	-	(16,146)
Income tax benefit/(expense)	400	-	-	38	(385)	-	53
NET INCOME/(LOSS) FOR THE YEAR	(650)	(6,539)	(2,483)	93	(6,514)	-	(16,093)
Attributable to equity holders of the Parent	(650)	(6,539)	(2,483)	(5)	(6,514)	-	(16,191)
Attributable to non-controlling interests	-	-	-	98	-	-	98

The following tables break down certain of the information presented in the consolidated statement of financial position as of December 31, 2021 and in the combined carve-out statement of financial position as of December 31, 2020 by the Group’s operating segments (amounts expressed in thousands of euros).

12/31/2021	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	73	29	9	107	97,854	(97,466)	606
Current assets	23,831	5,392	3,715	1,919	161,851	(92,039)	104,669
Trade receivables and other current assets	13,353	1,734	1,337	559	37,720	(48,841)	5,862
Current financial assets	7,022	1,084	798	329	37,833	(43,167)	3,899
Cash and cash equivalents	3,456	2,574	1,580	1,031	86,298	(31)	94,908
Total Assets	23,904	5,421	3,724	2,026	259,705	(189,505)	105,275
EQUITY	14,259	(15,494)	(3,990)	(799)	172,734	(98,556)	68,154
NON-CURRENT LIABILITIES	-	-	-	-	5,513	-	5,513
CURRENT LIABILITIES	9,645	20,915	7,714	2,825	81,458	(90,949)	31,608
Lease obligations	-	-	-	-	-	-	-
Provisions	-	-	-	-	-	-	-
Borrowings	1,776	1,209	2,077	577	62,647	(65,302)	2,984
Trade payables and other current liabilities	7,869	19,706	5,637	2,248	18,811	(25,647)	28,624
Total EQUITY AND LIABILITIES	23,904	5,421	3,724	2,026	259,705	(189,505)	105,275

12/31/2020	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	213	3	6	197	9,159	(8,334)	1,244
Current assets	21,734	5,047	1,186	651	14,891	(26,205)	17,304
Trade receivables and other current assets	13,605	-	-	486	12,885	(25,330)	1,646
Current financial assets	3,020	1,025	408	129	1,050	(875)	4,757
Cash and cash equivalents	5,109	4,022	778	36	956	-	10,901
Total Assets	21,947	5,050	1,192	848	24,050	(34,539)	18,548
EQUITY	(15,232)	(5,462)	(1,001)	(1,164)	(16,823)	(243)	(39,925)
NON-CURRENT LIABILITIES	21,191	-	-	-	250	-	21,441
CURRENT LIABILITIES	15,988	10,512	2,193	2,012	40,623	(34,296)	37,032
Lease obligations	9	-	-	-	-	-	9
Provisions	-	-	-	-	15	-	15
Borrowings	7,391	-	-	1,238	31,286	(22,138)	17,777
Trade payables and other current liabilities	8,588	10,512	2,193	774	9,322	(12,158)	19,231
Total EQUITY AND LIABILITIES	21,947	5,050	1,192	848	24,050	(34,539)	18,548

The Group does not have any customers that individually account for 10% or more of its interest and income for the years ended December 31, 2021 and 2020.